Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures and Equity-Method Investments - Acquisitions (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Sep. 24, 2014	Nov. 27, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Feb. 26, 2012	Apr. 01, 2012
Business Acquisition [Line Items]
Goodwill			$ 42,069	[1]	$ 42,519	[1]	$ 43,661
InnoPharma [Member]
Business Acquisition [Line Items]
Cost of acquired entity, cash paid	225
Contingent consideration, liability	67
Maximum amount of contingent consideration	135
Intangible assets	247
Deferred tax liabilities noncurrent	81
Goodwill	125
InnoPharma [Member] | In Process Research and Development [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets	212
InnoPharma [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Identifiable intangible assets	35
NextWave Pharmaceuticals, Inc. [Member]
Business Acquisition [Line Items]
Cost of acquired entity, cash paid		278
Contingent consideration, liability		164
Maximum amount of contingent consideration		425
Intangible assets		519
Deferred tax liabilities noncurrent		166
Goodwill		89
Total consideration transferred		442
Gain on contingent consideration, liability			43		114
NextWave Pharmaceuticals, Inc. [Member] | Other Income (Expense) [Member]
Business Acquisition [Line Items]
Gain on contingent consideration, liability			43		114
NextWave Pharmaceuticals, Inc. [Member] | In Process Research and Development [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets		45
NextWave Pharmaceuticals, Inc. [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Identifiable intangible assets		474
Alacer Corp. [Member]
Business Acquisition [Line Items]
Intangible assets								181
Deferred tax liabilities noncurrent								69
Goodwill								192
Ferrosan Holding AS [Member]
Business Acquisition [Line Items]
Intangible assets									362
Deferred tax liabilities noncurrent									94
Goodwill									$ 322

[1]	Amounts may not add due to rounding.